MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2010-2

Collection Period						07/01/10-07/31/10
Determination Date						8/9/2010
Distribution Date						8/16/2010

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$650,000,000.99
2	.	Collections allocable to Principal				$19,308,025.32
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$0.00
5	.	Pool Balance on the close of the last day of the related Collection Period				$630,691,975.67
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$650,000,000.99

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$147,000,000.00		$123,999,784.93
		b.	Class A-2 Note Balance	$120,000,000.00		$120,000,000.00
		c.	Class A-3 Note Balance	$249,000,000.00		$249,000,000.00
		d.	Class A-4 Note Balance	$82,000,000.00		$82,000,000.00
		e.	Class B Note Balance	$43,875,000.00		$43,875,000.00
		f.	Class C Note Balance	$8,125,000.00		$8,125,000.00
		g.	Note Balance (sum a - f)	$650,000,000.00		$626,999,784.93

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	1.0000000		0.8435360
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	1.0000000		0.9646151

9	.	Overcollateralization Target Amount				$9,460,379.64
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$3,692,190.74

11	.	Weighted Average Coupon			%	9.46%
12	.	Weighted Average Original Term			months	64.82
13	.	Weighted Average Remaining Term			months	58.29

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$5,203,803.66
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$5,203,803.66

15	.	Principal:
		a.	Collections allocable to Principal			$19,308,025.32
		b.	Liquidation Proceeds allocable to Principal			$0.00
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$19,308,025.32

16	.	Total Finance Charge and Principal Collections (14d + 15d)				$24,511,828.98
17	.	Interest Income from Collection Account				$1,836.61
18	.	Simple Interest Advances				$0.00
19	.	Available Collections (Ln16 + 17+ 18)				$24,513,665.59

Available Funds

20	.	Available Collections		$24,513,665.59
21	.	Reserve Account Draw Amount		$0.00
22	.	Available Funds		$24,513,665.59

Application of Available Funds

23	.	Servicing Fee
		a.	Monthly Servicing Fee	$541,666.67
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$541,666.67
		d.	Shortfall Amount (a + b - c)	$0.00

24	.	Unreimbursed Servicer Advances		$0.00

25	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$4,062.50
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$4,062.50
		e.	Shortfall Amount (a + b + c - d)	$0.00

26	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$99,878.42
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$99,878.42

		e.	Class A-2 Monthly Interest	$113,466.67
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$113,466.67

		i.	Class A-3 Monthly Interest	$360,842.50
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$360,842.50

		m.	Class A-4 Monthly Interest	$171,926.67
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$171,926.67

27	.	Priority Principal Distributable Amount		$0.00

28	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$178,571.25
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$178,571.25

29	.	Secondary Principal Distributable Amount		$11,183,024.33

30	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$43,256.60
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$43,256.60

31	.	Tertiary Principal Distributable Amount		$8,125,000.00

32	.	Required Payment Amount (Ln 23 + Ln 25 +(sum of Ln 26 through Ln 31))		$20,821,695.61

33	.	Reserve Account Deficiency		$0.00

34	.	Regular Principal Distributable Amount	$9,460,379.64

35	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

36	.	Additional Servicing Fees, if any	$0.00

37	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

38	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$5,203,803.66
		b.	Total Daily Deposits of Principal Collections	$19,308,025.32
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$1,836.61
		e.	Total Deposits to Collection Account (sum a - d)	$24,513,665.59

39	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$541,666.67
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$4,062.50
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$23,967,936.42
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
		f.	Total Withdrawals from Collection Account (sum a - e)	$24,513,665.59

Note Payment Account Activity

40	.	Deposits
		a.	Class A-1 Interest Distribution	$99,878.42
		b.	Class A-2 Interest Distribution	$113,466.67
		c.	Class A-3 Interest Distribution	$360,842.50
		d.	Class A-4 Interest Distribution	$171,926.67
		e.	Class B Interest Distribution	$178,571.25
		f.	Class C Interest Distribution	$43,256.60

		g.	Class A-1 Principal Distribution	$23,000,215.07
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$23,968,157.18

41	.	Withdrawals
		a.	Class A-1 Distribution	$23,100,093.49
		b.	Class A-2 Distribution	$113,466.67
		c.	Class A-3 Distribution	$360,842.50
		d.	Class A-4 Distribution	$171,926.67
		e.	Class B Distribution	$178,571.25
		f.	Class C Distribution	$43,256.60
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$23,968,157.18

Certificate Payment Account Activity

42	.	Deposits
		a.	Excess Collections	$0.00
		b.	Reserve Account surplus (Ln 52)	$0.00
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

43	.	Withdrawals
		a.	Certificateholder Distribution	$0.00
		b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

44	.	Lesser of: (a or b)
		a.	$1,625,000.00	$1,625,000.00
		b.	Note Balance	$626,999,784.93

45	.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

46	.	Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
47	.	Investment Earnings	$220.76
48	.	Reserve Account Draw Amount	$0.00
49	.	Reserve Account Amount (Ln 46+ Ln 47 - Ln 48)	$1,625,220.76
50	.	Deposit from Available Funds (Ln 39d)	$0.00
51	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$220.76
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
52	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 51 exist		$0.00
53	.	Ending Balance (Ln49 + Ln50 - Ln51 - Ln52)		$1,625,000.00
54	.	Reserve Account Deficiency (Ln45 - Ln53)		$0.00

Instructions to the Trustee

55	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
56	.	Amount to be paid to Servicer from the Collection Account			$541,666.67
57	.	Amount to be paid to Backup Servicer from the Collection Account			$4,062.50
58	.	Amount to be deposited from the Collection Account into the Note Payment Account			$23,967,936.42
59	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$0.00
60	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
61	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$220.76
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$0.00
62	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$23,100,093.49
63	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$113,466.67
64	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$360,842.50
65	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$171,926.67
66	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$178,571.25
67	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$43,256.60
68	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$0.00

Net Loss and Delinquency Activity

69	.	Net Losses with respect to preceding Collection Period			$0.00
70	.	Cumulative Net Losses			$0.00
71	.	Cumulative Net Loss Percentage			0.0000%

72	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	301	$2,873,482.90
		b.	61 to 90 days past due	4	$38,466.50
		c.	91 or more days past due	0	$0.00
		d.	Total Past Due (sum a - c)	305	2,911,949.40

Servicer Covenant
73	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$1,948,206,000.00
74	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 09, 2010.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer